EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 5,080	¥ 3,048	¥ 4,085
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		107	112	120
Net income attributable to ordinary shareholders - diluted | ¥		¥ 5,187	¥ 3,160	¥ 4,205
Weighted average ordinary shares outstanding - basic		3,070,939,457	3,115,130,107	3,183,163,131
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		42,938,410	36,507,943	44,331,080
Dilutive effect of convertible senior notes		133,616,230	126,670,240	123,927,000
Weighted average ordinary shares outstanding - diluted		3,247,494,097	3,278,308,290	3,351,421,211
Basic earnings per share | (per share)	$ 0.24	¥ 1.65	¥ 0.98	¥ 1.28
Diluted earnings per share | (per share)	$ 0.23	¥ 1.6	¥ 0.96	¥ 1.25